LOSS PER SHARE - Summary of computation of basic and diluted earnings per share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2021 CNY (¥) ¥ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 CNY (¥) ¥ / shares shares	Sep. 30, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Q&K International Group Limited	¥ (569,174)	$ (88,335)	¥ (1,533,592)	¥ (498,242)
Deemed dividend | ¥				(307,389)
Net loss attributable to ordinary shareholders	¥ (569,174)	$ (88,335)	¥ (1,533,592)	¥ (805,631)
Denominator:
Weighted average ordinary shares outstanding—basic and diluted | shares	1,460,692,909	1,460,692,909	1,351,127,462	430,450,490
Net loss per share—basic and diluted | (per share)	¥ (0.39)	$ (0.06)	¥ (1.14)	¥ (1.87)